Consolidated Statements of Operations (CNY) In Thousands, except Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Revenues
Solar modules	2,510,563	82,649	425,610
Solar cells and other products to third parties	8,023,938	3,283,806	4,368,431
Solar cells and other products to related parties	160,413	5,206	508,010
Solar products processing	1,065,866	406,892	156,259
Total revenues	11,760,780	3,778,553	5,458,310
Cost of revenues
Solar modules	(2,221,536)	(90,671)	(378,490)
Solar cells and other products to third parties	(6,357,798)	(2,980,821)	(3,615,275)
Solar cells and other products to related parties	(127,104)	(4,726)	(420,424)
Solar products processing	(507,956)	(220,284)	(52,086)
Total cost of revenues	(9,214,394)	(3,296,502)	(4,466,275)
Gross profit	2,546,386	482,051	992,035
Selling, general and administrative expenses	(505,101)	(343,253)	(271,494)
Research and development expenses	(63,816)	(45,101)	(28,509)
Total operating expenses	(568,917)	(388,354)	(300,003)
Income from continuing operations	1,977,469	93,697	692,032
Impairment on available-for-sale securities			(686,320)
Change in fair value of derivatives	74,528	(49,071)	564,006
Convertible notes buyback gain/(loss)		(24,156)	161,333
Interest expense	(221,209)	(231,487)	(172,272)
Interest income	12,810	11,964	42,648
Foreign exchange (loss)/gain	(74,429)	4,629	(132,164)
Investment loss		(2,277)	(28,594)
Impairment on share lending arrangement			(469,042)
Other income	258,719	7,786	3,560
(Loss)/income from continuing operations before income taxes	2,027,888	(188,915)	(24,813)
Income tax expense	(252,707)	(7,999)	(23,882)
(Loss)/income from continuing operations	1,775,181	(196,914)	(48,695)
Income/(loss) from discontinued operations, net of tax	(19,830)	3,415
Net (loss)/income attributable to ordinary shareholders	1,755,351	(193,499)	(48,695)
Net (loss)/income per share from continuing operations:
Basic	10.90	(1.22)	(0.31)
Diluted	10.72	(1.22)	(5.13)
Net income/(loss) per share from discontinued operations:
Basic	(0.12)	0.02
Diluted	(0.12)	0.02
Net (loss)/income per share:
Basic	10.78	(1.2)	(0.31)
Diluted	10.61	(1.2)	(5.13)
Weighted average number of shares outstanding:
Basic	162,900,657	161,643,312	156,380,060
Diluted	171,116,684	161,643,312	167,438,190